4. LOANS RECEIVABLE (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Loans Receivable Details Narrative
Loans receivable pledged as collateral	$ 292,928
Non-accrual loans	2,425	10,173
Total impaired loans	7,557	8,716
Average investment in impaired loans	8,038	10,962
Non-accrual loans decreased	7,748
Related Party loans	533	400
Loans originated during period with related parties	149	0
Amounts collected from related party loans	$ 16	$ 267